Accrued Expenses (Details Textual) - Junket Agents [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Line Items]
Rolling Chip Turnover Percentage	12.00%	10.00%
Percentage of Commission Payable	12.00%	14.00%